Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	$ 24	$ 27	$ 25
Pension Expense	32	43	28
Other Postretirement Benefit Cost (Credit)	(12)	(12)	$ (14)
Pension Benefits [Member]
Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	1,500	1,500
Defined Benefit Plan, Funded Status of Plan	(212)	(223)
Other Postretirement Benefits [Member]
Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	197	202
Defined Benefit Plan, Funded Status of Plan	$ 11	$ (1)